Average Annual Total Returns - Class K - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	15.58%
5 Years	5.55%
10 Years	4.63%
After Taxes on Distributions
Average Annual Return:
1 Year	13.73%
5 Years	3.69%
10 Years	2.74%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.14%
5 Years	3.41%
10 Years	2.83%